Related-Party Transactions (Tables)	Nov. 18, 2019
Virginia Electric and Power Company
Schedule of Related Party Transactions
Presented below are Virginia Power’s significant transactions with DES and other affiliates:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
(millions)
Commodity purchases from affiliates	$119	$139	$391	$537
Services provided by affiliates (1)	161	112	280	232
Services provided to affiliates	8	5	14	11
(1)
Includes capitalized expenditures of $34 million and $38 million for the three months ended June 30, 2019 and 2018, respectively, and $67 million and $75 million for the six months ended June 30, 2019 and 2018, respectively.

Dominion Energy Gas Holdings, LLC
Schedule of Related Party Transactions
Presented below are Dominion Energy Gas’ significant transactions with DES, DECGS, DEQPS and other affiliates and related parties:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
(millions)
Sales of natural gas and transportation and storage services to affiliates	$60	$39	$127	$85
Services provided by related parties (1)	59	44	104	87
Services provided to related parties (2)	45	73	90	132
(1)
Includes capitalized expenditures of $5 million and $6 million for the three months ended June 30, 2019 and 2018,

respectively, and $11 million and $18 million for the six months ended June 30, 2019 and 2018, respectively.

(2)	Includes amounts attributable to Atlantic Coast Pipeline, a related-party VIE.

Schedule of Related Party Transactions
The following table presents affiliated and related party balances reflected in Dominion Energy Gas’ Consolidated Balance Sheets:

	June 30, 2019	December 31, 2018
(millions)
Other receivables (1)	$10	$13
Imbalances receivable from affiliates	5	16
Imbalances payable to affiliates (2)	1	4
(1)	Represents amounts due from Atlantic Coast Pipeline, a related-party VIE.
(2)	Amounts are presented in other current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.